UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio           May 5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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


                                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers         1
                                          -----------

Form 13F Information Table Entry Total    56
                                          -----------

Form 13F Information Table Value Total    2,058,043
                                          -----------
                                          (thousands)

List of Other Included Managers

No.      File No.         Name
01       028-10798        Cincinnati Financial Corporation

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

                                               Column 2          Column 3       Column 4         Column 5
                Issuer                      Title of Class        Cusip        FMV (000)     Shares/Principal   SH/PRN
3M CO                                    COMMON                88579Y101          48,779              521,700     SH
ABBOTT LABORATORIES                      COMMON                002824100          56,761            1,157,200     SH
AGL RESOURCES INC                        COMMON                001204106          29,494              740,300     SH
ALEXANDRIA REAL ESTATE EQUITIES          CONVERTIBLE DEB       015271AA7           1,011            1,000,000     PRN
ALLIANCEBERNSTEIN HOLDING LP             COMMON                01881G106          44,659            2,048,600     SH
ASPEN INSURANCE                          CONVERTIBLE PFD       G05384113           8,679              160,000     SH
AT&T INC                                 COMMON                00206R102          30,090              983,000     SH
AUTOMATIC DATA PROCESSING                COMMON                053015103          47,867              932,900     SH
BAXTER INTERNATIONAL INC                 COMMON                071813109          47,855              890,000     SH
BLACKROCK INC                            COMMON                09247X101          71,359              355,000     SH
BOSTON PROPERTIES INC                    CONVERTIBLE DEB       10112RAK0           6,328            6,250,000     PRN
CHEVRON CORP                             COMMON                166764100         106,243              988,400     SH
CISCO SYSTEMS INC                        COMMON                17275R102          13,291              775,000     SH
CONOCOPHILLIPS                           COMMON                20825C104          27,951              350,000     SH
DOVER CORP                               COMMON                260003108          19,885              302,480     SH
DUKE ENERGY CORP                         COMMON                26441C105          35,316            1,945,800     SH
EMERSON ELECTRIC CO                      COMMON                291011104          43,168              738,800     SH
EXXON MOBIL CORP                         COMMON                30231G102         125,858            1,496,000     SH
GENUINE PARTS CO                         COMMON                372460105          29,393              547,961     SH
HASBRO INC                               COMMON                418056107          46,677              996,527     SH
HONEYWELL INTERNATIONAL INC              COMMON                438516106          14,629              245,000     SH
HUNTINGTON BANCSHARES INC                CONVERTIBLE PFD       446150401          11,227                9,754     SH
INTEL CORP                               COMMON                458140100          35,866            1,777,300     SH
INTL BUSINESS MACHINES CORP              COMMON                459200101          41,583              255,000     SH
JOHNSON & JOHNSON                        COMMON                478160104          71,100            1,200,000     SH
JP MORGAN CHASE                          COMMON                46625H100          19,593              425,000     SH
KEYCORP INC.                             CONVERTIBLE PFD       493267405           3,934               35,000     SH
LEGGETT & PLATT INC                      COMMON                524660107          49,951            2,038,800     SH
LIFE POINT HOSPITALS SR SUB NTS          CONVERTIBLE DEB       53219LAG4           5,169            5,000,000     PRN
LINEAR TECHNOLOGY CORP                   COMMON                535678106          26,258              780,800     SH
MCDONALD'S CORP                          COMMON                580135101          42,154              554,000     SH
MEDTRONIC INC                            COMMON                585055106          29,916              760,250     SH
MEDTRONIC INC                            CONVERTIBLE DEB       585055AK2           7,313            7,100,000     PRN
MERIDIAN BIOSCIENCE INC                  COMMON                589584101          19,672              820,000     SH
METLIFE INC                              COMMON                59156R108          74,082            1,656,206     SH
MICROCHIP TECHNOLOGY INC                 COMMON                595017104          40,937            1,077,000     SH
MICROSOFT CORP                           COMMON                594918104          26,065            1,026,600     SH
NEW YORK COMMUNITY BANCORP               CONVERTIBLE PFD       64944P307           4,798               95,000     SH
NORTHERN TRUST CORP                      COMMON                665859104          64,950            1,279,799     SH
NUCOR CORP                               COMMON                670346105          46,352            1,007,212     SH
OMNICARE INC                             CONVERTIBLE DEB       681904AL2           1,977            2,131,000     PRN
PARTNERRE LTD                            COMMON                G6852T105           2,756               34,784     SH
PAYCHEX INC                              COMMON                704326107          21,383              681,300     SH
PEPSICO INC                              COMMON                713448108          79,901            1,240,500     SH
PFIZER INC                               COMMON                717081103          65,718            3,235,725     SH
PITNEY BOWES INC                         COMMON                724479100          30,391            1,183,000     SH
PRAXAIR INC                              COMMON                74005P104          39,631              390,072     SH
PROCTER & GAMBLE CO/THE                  COMMON                742718109         129,644            2,104,604     SH
RPM INTERNATIONAL INC                    COMMON                749685103          37,335            1,573,318     SH
SPECTRA ENERGY CORP                      COMMON                847560109          43,221            1,590,194     SH
SYSCO CORP                               COMMON                871829107          18,199              657,000     SH
U S BANCORP                              COMMON                902973304           3,965              150,000     SH
UNITED TECHNOLOGIES CORP                 COMMON                913017109          48,022              567,306     SH
VERIZON COMMUNICATIONS INC               COMMON                92343V104          33,144              860,000     SH
WAL-MART STORES INC                      COMMON                931142103          21,507              413,200     SH
WEST PHARMACEUTICAL                      CONVERTIBLE DEB       955306AA3           5,038            5,200,000     PRN
                                                                               2,058,043

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


                                               Column 6          Column 7       Column 8
                Issuer                      Investment Dis       Oth Mgrs         Sole         Shared        None
3M CO                                    SHARED-OTHER               01              -             521,700      -
ABBOTT LABORATORIES                      SHARED-OTHER               01              -           1,157,200      -
AGL RESOURCES INC                        SHARED-OTHER               01              -             740,300      -
ALEXANDRIA REAL ESTATE EQUITIES          SHARED-OTHER               01              -                   -      -
ALLIANCEBERNSTEIN HOLDING LP             SHARED-OTHER               01              -           2,048,600      -
ASPEN INSURANCE                          SHARED-OTHER               01              -                   -      -
AT&T INC                                 SHARED-OTHER               01              -             983,000      -
AUTOMATIC DATA PROCESSING                SHARED-OTHER               01              -             932,900      -
BAXTER INTERNATIONAL INC                 SHARED-OTHER               01              -             890,000      -
BLACKROCK INC                            SHARED-OTHER               01              -             355,000      -
BOSTON PROPERTIES INC                    SHARED-OTHER               01              -                   -      -
CHEVRON CORP                             SHARED-OTHER               01              -             988,400      -
CISCO SYSTEMS INC                        SHARED-OTHER               01              -             775,000      -
CONOCOPHILLIPS                           SHARED-OTHER               01              -             350,000      -
DOVER CORP                               SHARED-OTHER               01              -             302,480      -
DUKE ENERGY CORP                         SHARED-OTHER               01              -           1,945,800      -
EMERSON ELECTRIC CO                      SHARED-OTHER               01              -             738,800      -
EXXON MOBIL CORP                         SHARED-OTHER               01              -           1,496,000      -
GENUINE PARTS CO                         SHARED-OTHER               01              -             547,961      -
HASBRO INC                               SHARED-OTHER               01              -             996,527      -
HONEYWELL INTERNATIONAL INC              SHARED-OTHER               01              -             245,000      -
HUNTINGTON BANCSHARES INC                SHARED-OTHER               01              -                   -      -
INTEL CORP                               SHARED-OTHER               01              -           1,777,300      -
INTL BUSINESS MACHINES CORP              SHARED-OTHER               01              -             255,000      -
JOHNSON & JOHNSON                        SHARED-OTHER               01              -           1,200,000      -
JP MORGAN CHASE                          SHARED-OTHER               01              -             425,000      -
KEYCORP INC.                             SHARED-OTHER               01              -                   -      -
LEGGETT & PLATT INC                      SHARED-OTHER               01              -           2,038,800      -
LIFE POINT HOSPITALS SR SUB NTS          SHARED-OTHER               01              -                   -      -
LINEAR TECHNOLOGY CORP                   SHARED-OTHER               01              -             780,800      -
MCDONALD'S CORP                          SHARED-OTHER               01              -             554,000      -
MEDTRONIC INC                            SHARED-OTHER               01              -             760,250      -
MEDTRONIC INC                            SHARED-OTHER               01              -                   -      -
MERIDIAN BIOSCIENCE INC                  SHARED-OTHER               01              -             820,000      -
METLIFE INC                              SHARED-OTHER               01              -           1,656,206      -
MICROCHIP TECHNOLOGY INC                 SHARED-OTHER               01              -           1,077,000      -
MICROSOFT CORP                           SHARED-OTHER               01              -           1,026,600      -
NEW YORK COMMUNITY BANCORP               SHARED-OTHER               01              -                   -      -
NORTHERN TRUST CORP                      SHARED-OTHER               01              -           1,279,799      -
NUCOR CORP                               SHARED-OTHER               01              -           1,007,212      -
OMNICARE INC                             SHARED-OTHER               01              -                   -      -
PARTNERRE LTD                            SHARED-OTHER               01              -              34,784      -
PAYCHEX INC                              SHARED-OTHER               01              -             681,300      -
PEPSICO INC                              SHARED-OTHER               01              -           1,240,500      -
PFIZER INC                               SHARED-OTHER               01              -           3,235,725      -
PITNEY BOWES INC                         SHARED-OTHER               01              -           1,183,000      -
PRAXAIR INC                              SHARED-OTHER               01              -             390,072      -
PROCTER & GAMBLE CO/THE                  SHARED-OTHER               01              -           2,104,604      -
RPM INTERNATIONAL INC                    SHARED-OTHER               01              -           1,573,318      -
SPECTRA ENERGY CORP                      SHARED-OTHER               01              -           1,590,194      -
SYSCO CORP                               SHARED-OTHER               01              -             657,000      -
U S BANCORP                              SHARED-OTHER               01              -             150,000      -
UNITED TECHNOLOGIES CORP                 SHARED-OTHER               01              -             567,306      -
VERIZON COMMUNICATIONS INC               SHARED-OTHER               01              -             860,000      -
WAL-MART STORES INC                      SHARED-OTHER               01              -             413,200      -
WEST PHARMACEUTICAL                      SHARED-OTHER               01              -                   -      -

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